Share warrants - Additional Information (Detail) - $ / shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Public Warrants
Disclosure of reserves within equity [line items]
Warrants outstanding	15,249,960	13,399,960	12,955,333
Warrants exercise price per share			$ 11.5
Warrants exercisable period	exercisable during the period beginning December 14, 2021 and ending on August 23, 2026 or earlier upon redemption or liquidation.
Fair value of warrants price per share	$ 0.12	$ 0.5	$ 0.86
Private Warrants
Disclosure of reserves within equity [line items]
Warrants outstanding	3,276,793	5,126,793	5,571,420
Warrants exercise price per share			$ 11.5
Warrants exercisable period	exercisable during the period beginning December 14, 2021 and ending on August 23, 2026 or earlier upon redemption or liquidation.
Fair value of warrants price per share	$ 0.12	$ 0.5	$ 0.86